SUBSEQUENT EVENT (Details) - USD ($) shares in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SUBSEQUENT EVENTS
Shares issued		1,525,151	1,531,874	1,584,484
Golden Eagle Area Development
SUBSEQUENT EVENTS
Ownership interest (as percent)		26.69%	26.69%
Other disposals of assets | Golden Eagle Area Development | Forecast
SUBSEQUENT EVENTS
Ownership interest (as percent)	26.69%
Proceeds from sale of joint venture	$ 325
Other disposals of assets | Golden Eagle Area Development | Forecast | Maximum
SUBSEQUENT EVENTS
Contingent consideration	$ 50